RESTRICTED CASH - Components of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash collateral relating to rehabilitation performance guarantees	$ 20,414	$ 19,019
Other restricted cash	1,779	1,023
Restricted cash	$ 22,193	$ 20,042	$ 0